As filed with the Securities and Exchange Commission on March 3, 2014

1933 Act Registration No. 333-84639

1940 Act Registration No. 811-09521

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 111	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 114	☒

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Rajib Chanda

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 31, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 111 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), solely to designate March 31, 2014 as the new effective date for the Registration Statement of SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund, each a series of Managers AMG Funds (the “Trust”), filed in Post-Effective Amendment No. 108 on December 20, 2013 pursuant to Rule 485(a) under the 1933 Act. This Post-Effective Amendment No. 111 does not supersede or amend any disclosure contained in Post-Effective Amendment No. 108.

MANAGERS AMG FUNDS

SOUTHERNSUN SMALL CAP FUND

SOUTHERNSUN U.S. EQUITY FUND

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 108 to the Registration Statement on Form N-1A of Managers AMG Funds (the “Trust”) under the Securities Act of 1933, as amended, and Amendment No. 111 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on December 20, 2013 (“Amendment No. 108/111”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 108/111 to the Trust’s Registration Statement on Form N-1A filed with the SEC on December 20, 2013.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 108/111 to the Trust’s Registration Statement on Form N-1A filed with the SEC on December 20, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, Managers AMG Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 3rd day of March, 2014.

MANAGERS AMG FUNDS

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham*	Trustee	March 3, 2014
Bruce B. Bingham

/s/ Christine C. Carsman*	Trustee	March 3, 2014
Christine C. Carsman

/s/ William E. Chapman, II*	Trustee	March 3, 2014
William E. Chapman, II

/s/ Edward J. Kaier*	Trustee	March 3, 2014
Edward J. Kaier

/s/ Kurt Keilhacker*	Trustee	March 3, 2014
Kurt Keilhacker

/s/ Steven J. Paggioli*	Trustee	March 3, 2014
Steven J. Paggioli

/s/ Richard F. Powers III*	Trustee	March 3, 2014
Richard F. Powers III

/s/ Eric Rakowski*	Trustee	March 3, 2014
Eric Rakowski

/s/ Victoria Sassine*	Trustee	March 3, 2014
Victoria Sassine

/s/ Thomas R. Schneeweis*	Trustee	March 3, 2014
Thomas R. Schneeweis

/s/ Keitha L. Kinne	President and Principal Executive Officer	March 3, 2014
Keitha L. Kinne	(Principal Executive Officer)

/s/ Donald S. Rumery	Treasurer, Chief Financial Officer, and Principal Financial Officer	March 3, 2014
Donald S. Rumery
(Principal Accounting Officer)
(Principal Financial Officer)

*By:	/s/ Donald S. Rumery
Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference
Date: March 3, 2014